Income Tax (Schedule of Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforward	$ 8,141,857	$ 4,167,785
Research & development credit	961,445	424,739
Other	484,954	247,966
Valuation allowance	$ (9,588,256)	$ (4,840,490)
Deferred income taxes